Convertible notes payable (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Convertible debt	$ 123,750	$ 0
Convertible Promissory Note Two [Member] | Third Party [Member] | On July 1, 2019 [Member]
Convertible debt	$ 75,000
Interest rate	8.00%
Maturity date	Jul. 05, 2020
Beneficial conversion feature	$ 37,500
Conversion price description	each note is convertible at a price equal to the lowest of $4.00 per share or a 20% discount to the market price of the share if the conversion occurs post-listing of its common shares.
Convertible Promissory Note One [Member] | Third Party [Member] | On July 1, 2019 [Member]
Convertible debt	$ 75,000
Interest rate	8.00%
Maturity date	Jul. 05, 2020
Beneficial conversion feature	$ 37,500
Conversion price description	each note is convertible at a price equal to the lowest of $4.00 per share or a 20% discount to the market price of the share if the conversion occurs post-listing of its common shares.